Other non-financial liability, non-current	12 Months Ended
Mar. 31, 2021
Other Non-financial Liability Non-current
Other non-financial liability, non-current	37. Other non-financial liability, non-current
	March 31,
	2020	2021
Deferred Consideration	-	44,453
Total	-	44,453